Inventories, Net (Details) - Schedule of Inventories and Movement of Inventories Reserve Consisted - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Schedule of Inventories and Movement of Inventories Reserve Consisted [Abstract]
Finished goods	[1]	$ 537,489	$ 425,721
Work in progress		72,849		[2]
Raw materials	[3]	309,393	151,379
Provision for inventories		(90,853)	(196,151)
Inventories, net		$ 828,878	$ 380,949

[1]	Finished goods included battery packs and e-bicycles.
[2]	Work in progress included work in progress of electronic control system.
[3]	Raw materials included battery cells purchased for battery packs assembling and e-bicycles production as of September 30, 2022, and components and parts for manufacturing electronic control system as of September 30, 2023, respectively.